Offerings	Apr. 29, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	5,596,667
Proposed Maximum Offering Price per Unit	18.00
Maximum Aggregate Offering Price	$ 100,740,006.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,912.19
Offering Note	(1) (a) Estimated solely for the purpose of computing the registration fee in accordance with Rule 457(a) under the Securities Act of 1933, as amended. (b) Includes 2,500,000 shares that the underwriters have the option to purchase.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	13,570,000
Proposed Maximum Offering Price per Unit	18.00
Maximum Aggregate Offering Price	$ 244,260,000.00
Amount of Registration Fee	$ 33,732.31